Taxes - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Taxes
As of 1 January	$ 9,468,808	$ 18,708,988
Income tax benefit		41,305
Transfers to assets held for sale (Note 32)		(4,241,746)
Expiration	(563,709)
Foreign currency adjustments	(3,616,186)	(5,039,739)
As of 31 December	$ 5,288,913	$ 9,468,808